                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended    12/31/1999
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  ING Barings LLC
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Address: 55 East 52nd Street,
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         New York, New York 10055
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Form 13F File Number:  28-7338
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Druch
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Title: General Counsel and Compliance Director
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Phone: 212-409-6135
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Signature, Place, and Date of Signing:

/s/ Andrew Druch                   New York, N.Y.                2/14/2000
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     128
                                            ---
Form 13F Information Table Value Total:     $15,837 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F FILING 12/31/99

ISSUER NAME                     TITLE OF CLASS       CUSIP NUMBER       SHARES


Abbott Laboratories                  Common          002824100             200
Advanta Corp.                        Common          007942204            2000
Alltel Corp.                         Common          020039103            2200
Allstate Corp.                       Common          020002101             900
Allegiance Telecom Inc.              Common          01747T102            1000
Amazon.Com Inc.                      Common          023135106             600
American Express Company             Common          025816109            3140
American International Group         Common          026874107            2568
American Online Inc.                 Common          023BSE983            1400
Amgen Inc.                           Common          031162100             370
Applied Materials Inc.               Common          038222105             300
AT&T Corp                            Common          001957109            3300
AvalonBay Communities Inc.           Common          053484101             100
Amli Residential Properties          Common          001735109             100
Baker Hughes Inc.                    Common          057224107             500
Bellsouth Corp.                      Common          079860102            2000
Berkshire Hathaway Inc. Class B      Common          084670207              86
Broadwing Inc.                       Common          111620100            3000
Bristol Myers Squibb Co.             Common          110122108            2955
Carter Wallace Inc.                  Common          146281010            7200
CBS Corp                             Common          12490K107            6920
Cendant Corp                         Common          151313103           11401
Chevron Corp.                        Common          166751107           17,00
Chubb Corp.                          Common          171232101            2580
Cisco Systems Inc                    Common          17275R102            2695
Citigroup Inc.                       Common          172967101            7865
Citizens Utilities Co-Ser B          Common          177342201              26
Coco Cola Co.                        Common          191216100            1500
Colgate Palmolive Co                 Common          194162103            4765
Compaq Computer Corp.                Common          204493100            7000
Conseco Inc.                         Common          208464107            2916
Consolidated Stores Corp.            Common          210149100            1000
Covad Communications Group Inc.      Common          222814204             600
Crescent Real Estate Equities Co.    Common          225756105             200
Crown Pacific Partners LP            Common          228439105             100
Deere & Co.                          Common          244199105             600
Dell Computer Corp                   Common          247025109            1000
Delta & Pine Land Co.                Common          247357106            1000

ISSUER NAME                        MARKET VALUE      INVESTMENT DISCRETION         VOTING RIGHTS
                                                     ---------------------         -------------
                                     (000'S)          Sole       Shared   Other    Sole    Shared  None
Abbott Laboratories                             7263         X                                        X
Advanta Corp.                                  28126         X                                        X
Alltel Corp.                                 181,914         X                                        X
Allstate Corp.                                21,600         X                                        X
Allegiance Telecom Inc.                       24,000         X                                        X
Amazon.Com Inc.                               50,513         X                                        X
American Express Company                     522,026         X                                        X
American International Group                 277,665         X                                        X
American Online Inc.                          105613         X                                        X
Amgen Inc.                                     22223         X                                        X
Applied Materials Inc.                         38006         X                                        X
AT&T Corp                                     167476         X                                        X
AvalonBay Communities Inc.                      3431         X                                        X
Amli Residential Properties                     2019         X                                        X
Baker Hughes Inc.                              10532         X                                        X
Bellsouth Corp.                                93626         X                                        X
Berkshire Hathaway Inc. Class B               157380         X                                        X
Broadwing Inc.                                110625         X                                        X
Bristol Myers Squibb Co.                     189,677         X                                        X
Carter Wallace Inc.                          129,153         X                                        X
CBS Corp                                      429995         X                                        X
Cendant Corp                                  302845         X                                        X
Chevron Corp.                                 147263         X                                        X
Chubb Corp.                                   145287         X                                        X
Cisco Systems Inc                             288703         X                                        X
Citigroup Inc.                                422005         X                                        X
Citizens Utilities Co-Ser B                      369         X                                        X
Coco Cola Co.                                 87,375         X                                        X
Colgate Palmolive Co                          309725         X                                        X
Compaq Computer Corp.                         189443         X                                        X
Conseco Inc.                                   52124         X                                        X
Consolidated Stores Corp.                      16250         X                                        X
Covad Communications Group Inc.                33563         X                                        X
Crescent Real Estate Equities Co.               3675         X                                        X
Crown Pacific Partners LP                       1788         X                                        X
Deere & Co.                                    26025         X                                        X
Dell Computer Corp                             51000         X                                        X
Delta & Pine Land Co.                          17375         X                                        X

13F FILING 12/31/99

ISSUER NAME                                TITLE OF CLASS     CUSIP NUMBER     SHARES


Developers Diversified Realty Corp.        Common              251591103            200
Dow Chemical Co.                           Common              260543103           1700
Duke Weeks Realty Corp.                    Common              264411505            200
Earthlink Network Inc.                     Common              270321102            500
Eli Lilly & Co.                            Common              532157108            800
E Spire Communications Inc.                Common              269153102           3000
Excel Legacy Corp                          Common              300665106            500
Executone Information Systems Inc.         Common              301607107           2000
Exxon Mobile Corp.                         Common              30231G102           3400
Fannie Mae                                 Common              313586109           3300
Ford Motor Co.                             Common              345370100           1700
Freddie Mac                                Common              313400301           1000
General Electric Co.                       Common              369604103           5475
Gillete Co.                                Common              375766102           7930
Globalstar Telecommunications LTD.         Common              G3930h104           1000
Guidant Corp.                              Common              401698105           1000
Healtheon/Webmd Corporations               Common              422209106           1000
Hewlett Packard Co.                        Common              428236103           2340
Hilton Hotels Corp.                        Common              432848109           1000
Home Depot Co.                             Common              437076102           2705
Household International Inc.               Common              441815107           4500
Intel Corp.                                Common              458140100           6135
International Business Machines Corp.      Common              459200101           6930
Interpublic Group Of Cos Inc.              Common              460690100           2000
Johnson & Johnson                          Common              478160104           1700
Koninkluke Philips                         Common              500472204            460
Lucent Technologies Inc.                   Common              549463107           5340
Macerich Co.                               Common              554382101            100
MCI Worldcom Inc.                          Common              55268B106           2600
McDonalds Corp.                            Common              580135101           3400
Mead Corp.                                 Common              582834107           3400
Medtronic Inc                              Common              585055106           6000
Metromedia International Group             Common              591695101          15000
Mediconsult Com Inc.                       Common              58469J100           6500
Micro Therapeutics Inc.                    Common              59500W100           3000
Merck & Co. Inc.                           Common              589331107           3400
Microsoft Corp                             Common              594918104           2670
Mindspring Enterprises Inc.                Common              602683104            900
Minnesota Mining & MFG Co.                 Common              604059105           1700
Modis Professional SVCS Inc.               Common              607830106            100

ISSUER NAME                              MARKET VALUE      INVESTMENT DISCRETION         VOTING RIGHTS
                                                           ---------------------         -------------
                                           (000'S)          Sole       Shared   Other    Sole    Shared  None
Developers Diversified Realty Corp.                   2575         X                                        X
Dow Chemical Co.                                   227,163         X                                        X
Duke Weeks Realty Corp.                              3,900         X                                        X
Earthlink Network Inc.                              21,250         X                                        X
Eli Lilly & Co.                                      53200         X                                        X
E Spire Communications Inc.                          17439         X                                        X
Excel Legacy Corp                                     1657         X                                        X
Executone Information Systems Inc.                   10876         X                                        X
Exxon Mobile Corp.                                 273,914         X                                        X
Fannie Mae                                         206,045         X                                        X
Ford Motor Co.                                      90,845         X                                        X
Freddie Mac                                          47063         X                                        X
General Electric Co.                               838,748         X                                        X
Gillete Co.                                        326,621         X                                        X
Globalstar Telecommunications LTD.                  44,000         X                                        X
Guidant Corp.                                        47000         X                                        X
Healtheon/Webmd Corporations                         37500         X                                        X
Hewlett Packard Co.                                262,762         X                                        X
Hilton Hotels Corp.                                   9625         X                                        X
Home Depot Co.                                      185463         X                                        X
Household International Inc.                        167625         X                                        X
Intel Corp.                                        504,991         X                                        X
International Business Machines Corp.              748,440         X                                        X
Interpublic Group Of Cos Inc.                       115376         X                                        X
Johnson & Johnson                                   158313         X                                        X
Koninkluke Philips                                   62100         X                                        X
Lucent Technologies Inc.                            399503         X                                        X
Macerich Co.                                          2081         X                                        X
MCI Worldcom Inc.                                   137963         X                                        X
McDonalds Corp.                                     137064         X                                        X
Mead Corp.                                          147689         X                                        X
Medtronic Inc                                       218628         X                                        X
Metromedia International Group                      261378         X                                        X
Mediconsult Com Inc.                                 40625         X                                        X
Micro Therapeutics Inc.                              23064         X                                        X
Merck & Co. Inc.                                    228014         X                                        X
Microsoft Corp                                      305852         X                                        X
Mindspring Enterprises Inc.                          23765         X                                        X
Minnesota Mining & MFG Co.                          166388         X                                        X
Modis Professional SVCS Inc.                          1425         X                                        X

13F FILING 12/31/99

ISSUER NAME                                TITLE OF CLASS     CUSIP NUMBER     SHARES


Motorola Inc.                              Common              620076109           2200
Nabisco Group Hldg Corp.                   Common              62952P102            200
Nortel Networks Corp.                      Common              656569100           3965
Nokia Corp.                                Common              654902204           2000
Omnicom Group Inc.                         Common              681919106            500
Oracle Corp.                               Common              68389X105           1825
PRI Automation Inc.                        Common              69357H106           1000
Paine Webber Group Inc.                    Common              695629105           3300
Parkplace Entertainment Corp.              Common               70069100           1000
Phillip Morris Companies Inc.              Common           718154AT4020            200
Plains All American Pipeline               Common              726503105           3000
Premiere Netconnections Inc.               Common              74058F102            500
Proctor & Gamble Co.                       Common              742718109           3400
Progressive Corp.                          Common              743315103            300
Qwest Communciations International Inc.    Common              799121109           1500
Reliastar Financial Corp.                  Common               7595V103            680
Rhythms Netconnections Inc.                Common              762430205            700
Robotics Vision Systems Inc.               Common              771074101           1000
Royal KPN Nederland NV                     Common              780641205           1000
Salem Communications Corp. Del             Common              794093104           1500
Sea Containers Ltd. Class A                Common              811371707           1000
Sector SPDR Trust (XLK)                    Common              81369Y803            200
Sirius Satellite Radio Inc.                Common              82966U103           1000
Southern Co.                               Common               84587107            400
Southtrust Corp.                           Common              844730101            750
Standard & Poors Depository                Common              78462F103             40
Star Gas Partnerships LP                   Common              85512C105           2500
Starmedia Network Inc.                     Common              855546107            600
Symbol Technologies Inc.                   Common             8710508107           2000
Summit Bancorp.                            Common              866005101            500
TCI Satellite Entertainment Class A        Common              872298104            100
Telecominicaoes Brasileiras (TBH)          Common              879287308            200
Teva Pharmaceutical                        Common              881624209           3200
Texas Instruments                          Common              882508104           2395
Time Warner Inc.                           Common              887315109           1000
TNT Post Groep NV                          Common              888742103           1000
United Parcel SVC Inc. Class B             Common              911312106            500
USX-Marathon Group                         Common              902905827           1200
United Technologies Corp.                  Common              913017109           3840
Valley National Bancorp                    Common              919794107           1000


ISSUER NAME                               MARKET VALUE      INVESTMENT DISCRETION         VOTING RIGHTS
                                                            ---------------------         -------------
                                            (000'S)          Sole       Shared   Other    Sole    Shared  None
Motorola Inc.                                        323951         X                                        X
Nabisco Group Hldg Corp.                               2125         X                                        X
Nortel Networks Corp.                               402,040         X                                        X
Nokia Corp.                                          380000         X                                        X
Omnicom Group Inc.                                    50000         X                                        X
Oracle Corp.                                        196,670         X                                        X
PRI Automation Inc.                                  67,125         X                                        X
Paine Webber Group Inc.                              128083         X                                        X
Parkplace Entertainment Corp.                         12500         X                                        X
Phillip Morris Companies Inc.                          4638         X                                        X
Plains All American Pipeline                          39000         X                                        X
Premiere Netconnections Inc.                           3500         X                                        X
Proctor & Gamble Co.                                 372514         X                                        X
Progressive Corp.                                     21938         X                                        X
Qwest Communciations International Inc.               64500         X                                        X
Reliastar Financial Corp.                             30380         X                                        X
Rhythms Netconnections Inc.                           21700         X                                        X
Robotics Vision Systems Inc.                           9250         X                                        X
Royal KPN Nederland NV                                96125         X                                        X
Salem Communications Corp. Del                        33938         X                                        X
Sea Containers Ltd. Class A                           26625         X                                        X
Sector SPDR Trust (XLK)                                7765         X                                        X
Sirius Satellite Radio Inc.                           44500         X                                        X
Southern Co.                                           9400         X                                        X
Southtrust Corp.                                      28360         X                                        X
Standard & Poors Depository                            5875         X                                        X
Star Gas Partnerships LP                              33125         X                                        X
Starmedia Network Inc.                                24038         X                                        X
Symbol Technologies Inc.                             127126         X                                        X
Summit Bancorp.                                         660         X                                        X
TCI Satellite Entertainment Class A                    1600         X                                        X
Telecominicaoes Brasileiras (TBH)                     25700         X                                        X
Teva Pharmaceutical                                  212965         X                                        X
Texas Instruments                                   232,015         X                                        X
Time Warner Inc.                                      72438         X                                        X
TNT Post Groep NV                                     28625         X                                        X
United Parcel SVC Inc. Class B                        34500         X                                        X
USX-Marathon Group                                    29626         X                                        X
United Technologies Corp.                           249,600         X                                        X
Valley National Bancorp                              28,000         X                                        X

13F FILING 12/31/99

ISSUER NAME                                TITLE OF CLASS     CUSIP NUMBER     SHARES


Vitesse Semiconductor Corp.                Common              928497106            500
Viacom Inc. Class B                        Common              925524308           1000
Wal-Mart Stores Inc.                       Common              931142103           5330
Walt Disney Co. Holding Co.                Common              254687106          13210
Warner-Lambert Co.                         Common              934488107            600
Webvan Group Inc.                          Common              94845V103           1500
Williams Companies                         Common              969457100           6625
ZI Corporation                             Common              988918108            500

ISSUER NAME                           MARKET VALUE      INVESTMENT DISCRETION         VOTING RIGHTS
                                                        ---------------------         -------------
                                        (000'S)          Sole       Shared   Other    Sole    Shared  None
Vitesse Semiconductor Corp.                      26,219         X                                        X
Viacom Inc. Class B                              60,438         X                                        X
Wal-Mart Stores Inc.                            368,437         X                                        X
Walt Disney Co. Holding Co.                     386,393         X                                        X
Warner-Lambert Co.                                49163         X                                        X
Webvan Group Inc.                                 24750         X                                        X
Williams Companies                               202786         X                                        X
ZI Corporation                                    10500         X                                        X